Segment Reporting - Disclosure of Profit before Income Tax Reconciles to EBITDA (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [abstract]
(Loss)/profit before income tax	S/ 133,948	S/ 45,112	S/ (708,134)
Discontinued operations	36,785	210,431	104,354
Financial cost, net	197,057	137,035	179,829
Depreciation	86,335	109,342	118,832
Amortization	103,174	70,383	64,572
EBITDA	S/ 557,299	S/ 572,303	S/ (240,546)